Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Long-Term Debt and Other Financial Instruments
The carrying amounts and estimated fair values of our long-term debt, including current maturities, and other financial instruments, are summarized as follows:

	December 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Notes and debentures[1]	$155,209	$187,224	$161,109	$182,124
Bank borrowings	—	—	4	4
Investment securities[2]	3,249	3,249	3,723	3,723
[1]Includes credit agreement borrowings.
[2]Excludes investments accounted for under the equity method.

Fair Value Leveling
Following is the fair value leveling for investment securities that are measured at fair value and derivatives as of December 31, 2020, and December 31, 2019. Derivatives designated as hedging instruments are reflected as “Other assets,” “Other noncurrent liabilities,” “Other current assets” and “Accounts payable and accrued liabilities” on our consolidated balance sheets.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,010	$—	$—	$1,010
International equities	180	—	—	180
Fixed income equities	236	—	—	236
Available-for-Sale Debt Securities	—	1,479	—	1,479
Asset Derivatives
Cross-currency swaps	—	1,721	—	1,721
Foreign exchange contracts	—	6	—	6
Liability Derivatives
Cross-currency swaps	—	(1,814)	—	(1,814)
Foreign exchange contracts	—	(9)	—	(9)

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$844	$—	$—	$844
International equities	183	—	—	183
Fixed income equities	229	—	—	229
Available-for-Sale Debt Securities	—	1,444	—	1,444
Asset Derivatives
Interest rate swaps	—	2	—	2
Cross-currency swaps	—	172	—	172
Interest rate locks	—	11	—	11
Foreign exchange contracts	—	89	—	89
Liability Derivatives
Cross-currency swaps	—	(3,187)	—	(3,187)
Interest rate locks	—	(95)	—	(95)

Components Comprising Total Gains and Losses on Equity Securities
The components comprising total gains and losses in the period on equity securities are as follows:

For the years ended December 31,	2020	2019	2018
Total gains (losses) recognized on equity securities	$171	$301	$(130)
Gains (losses) recognized on equity securities sold	(25)	100	(10)
Unrealized gains (losses) recognized on equity securities held at end of period	$196	$201	$(120)

Notional Amount of Outstanding Derivative Positions
Following are the notional amounts of our outstanding derivative positions at December 31:

	2020	2019
Interest rate swaps	$—	$853
Cross-currency swaps	40,745	42,325
Interest rate locks	—	3,500
Foreign exchange contracts	90	269
Total	$40,835	$46,947

Effect on Derivatives on the Consolidated Statements of Income
Following are the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2020	2019	2018
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(6)	$58	$(12)
Gain (Loss) on long-term debt	6	(58)	12

Cash Flow Hedging Relationships
For the years ended December 31,	2020	2019	2018
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(378)	$(1,066)	$(825)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	3	10	51
Other income (expense) - net reclassified from accumulated OCI into income	(3)	6	39
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(648)	(84)	—
Interest income (expense) reclassified from accumulated OCI into income	(84)	(63)	(58)